NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Nature of Business

Nature of Business

Athena Bitcoin Global, a Nevada corporation, and its wholly-owned subsidiary, Athena Bitcoin, Inc., a Delaware corporation (together referred to as “Athena Global” or the “Company”) is a provider of various crypto asset transaction platforms, including the operation of automated teller machines (“ATMs”) and personalized services (“Athena Plus”) for the purpose of selling and buying crypto assets, white-label operations and payment services. The Company’s network of Athena Bitcoin ATMs (“Athena ATMs”) is active in thirty-five states and the territory of Puerto Rico in the United States, and 4 countries in Central and South America as of March 31, 2025. The Company places its machines in convenience stores, shopping centers, and other easily accessible locations.

Athena Bitcoin Global was incorporated in the state of Nevada in 1991 under the name “GamePlan, Inc.” for the sole purpose of merging with Sunbeam Solar, Inc., a Utah corporation, which merger occurred as of December 31, 1991. The Articles of Merger were filed in the state of Nevada pursuant to which the Company was the surviving entity following the merger.

On January 14, 2020, GamePlan, Inc. entered into a Share Exchange Agreement (the “Exchange Agreement”), with Athena Bitcoin, Inc., a Delaware corporation (“Athena”) founded in 2015, and certain shareholders of Athena. The Exchange Agreement provided for the reorganization of Athena, with and into GamePlan, Inc., resulting in Athena becoming a wholly-owned subsidiary of GamePlan, Inc., upon the closing of the transaction. The agreement was for the exchange of 100% of the outstanding common stock of Athena, for 3,593,644,680 shares of GamePlan, Inc.’s common stock (an exchange rate of 1,244.69 shares of GamePlan, Inc. common stock for each share of Athena common stock). The closing of the transaction occurred as of January 30, 2020.

As the result of this transaction, the former shareholders of Athena acquired the majority (88%) of the voting rights of the Company and Athena had control of the Company’s board of directors. Also, the senior management of Athena became the management of the combined entity. Therefore, the Company determined that the Share Exchange Agreement was a reverse acquisition as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-10-55-12, and Athena is considered the accounting acquirer pursuant to FASB ASC 805-40-45-2. Accordingly, the historical financial statements prior to the Share Exchange Agreement are those of Athena, except that the historical equity of the Company has been retroactively restated to reflect the number of shares received in the business combination at the exchange rate of 1,244.69 shares of the Company’s common stock for each share of Athena common stock. All share and per share information included in these condensed consolidated financial statements have been adjusted to reflect the 1,244.69 to 1 share conversion.

Effective April 15, 2021, the Company changed its name to Athena Bitcoin Global from GamePlan, Inc.

Athena Bitcoin Global has 10,000,000,000 shares of common stock authorized and 4,095,009,545 shares of common stock issued and outstanding as of March 31, 2025 and December 31, 2024, respectively.

Nature of Business

Athena Bitcoin Global (f.k.a. GamePlan, Inc.), a Nevada corporation, and its wholly-owned subsidiary, Athena Bitcoin, Inc., a Delaware corporation (together referred to as “Athena Global” or the “Company”) is a provider of various crypto asset transaction platforms, including the operation of automated teller machines (“ATMs”) and personalized services (“Athena Plus”) for the purpose of selling and buying crypto assets, white-label operations and payment services. The Company’s network of Athena Bitcoin ATMs (“Athena ATMs”) is active in thirty-three states and the territory of Puerto Rico in the United States, and 4 countries in Central and South America as of December 31, 2024. The Company places its machines in convenience stores, shopping centers, and other easily accessible locations.

The Company has changed its name to Athena Bitcoin Global from GamePlan, Inc. in a filing with the Secretary of State of the State of Nevada effective as of April 15, 2021.

Athena Bitcoin Global was incorporated in the state of Nevada in 1991 under the name “GamePlan, Inc.” for the sole purpose of merging with Sunbeam Solar, Inc., a Utah corporation, which merger occurred as of December 31, 1991. The Articles of Merger were filed in the state of Nevada pursuant to which the Company was the surviving entity following the merger. The Company filed form 10-SB with the Securities and Exchange Commission in September 1999 thus becoming a reporting company under section 12(g) of the Securities and Exchange Act of 1934. The Company subsequently filed Form 15 in March 2015, terminating its reporting status.

On January 14, 2020, Athena Bitcoin Global entered into a Share Exchange Agreement (the “Agreement”), between the Company, Athena Bitcoin, Inc., a Delaware corporation (“Athena”) founded in 2015, and certain shareholders of Athena Bitcoin, Inc. The Agreement provided for the reorganization of Athena Bitcoin, Inc., with and into Athena Bitcoin Global, resulting in Athena becoming a wholly-owned subsidiary of the Company upon the closing of the transaction. The agreement was for the exchange of 100% shares of the outstanding Common Stock of Athena, for 3,593,644,680 shares of the Company’s common stock (an exchange rate of 1,244.69 shares of the Company’s stock for each share of Athena stock). The closing of the transaction occurred as of January 30, 2020.

As the result of this transaction, the former shareholders of Athena acquired the majority (88%) of the voting rights of the Company and Athena had control of the Company’s board of directors. Also, the senior management of Athena became the management of the combined entity. Therefore, the Company determined that the Share Exchange Agreement was a reverse acquisition as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-10-55-12, and Athena is considered the accounting acquirer pursuant to FASB ASC 805-40-45-2. Accordingly, the historical financial statements prior to the Share Exchange Agreement are those of Athena, except that the historical equity of the Company has been retroactively restated to reflect the number of shares received in the business combination at the exchange rate of 1,244.69 shares of the Company’s common stock for each share of Athena common stock. All share and per share information included in these consolidated financial statements have been adjusted to reflect the 1,244.69 to 1 share conversion.

Athena Bitcoin Global has 4,095,009,545 and 4,094,459,545 shares issued and outstanding as of December 31, 2024, and 2023, respectively, and authorized capital of 10,000,000,000 shares as of December 31, 2024, and 2023.

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of Athena Bitcoin Global, Athena Bitcoin, Inc. and its wholly-owned subsidiaries, Athena Bitcoin S. de C.V., incorporated in Mexico; Athena Holdings Colombia SAS, incorporated in Colombia; Athena Holding Company S.R.L, incorporated in Argentina; Athena Holdings of PR LLC, incorporated in Puerto Rico; Athena Holdings El Salvador, S.A. de C.V., incorporated in El Salvador; and Athena Business Holdings Panama S.A. incorporated in Panama. All significant intercompany account balances and transactions have been eliminated in consolidation.

A summary of the Company’s significant accounting policies is as follows:

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Athena Bitcoin Global, Athena Bitcoin, Inc. and its wholly owned subsidiaries, Athena Bitcoin S. de C.V., incorporated in Mexico; Athena Holdings Colombia SAS, incorporated in Colombia; Athena Holding Company S.R.L, incorporated in Argentina; Athena Holdings of PR LLC, incorporated in Puerto Rico; Athena Holdings El Salvador, S.A. de C.V., incorporated in El Salvador; and Athena Business Holdings Panama S.A. incorporated in Panama. All significant intercompany account balances and transactions have been eliminated in consolidation.

A summary of the Company’s significant accounting policies is as follows:

Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and the accompanying notes. Actual results could differ from those estimates. Significant estimates and assumptions made by management are used for, but not limited to, present value of lease liabilities and right-of-use assets, contingencies, valuation of crypto assets held, valuation of current and deferred income taxes and impairment assessment for long-lived assets. These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Use of Estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates. Significant estimates and assumptions made by management are used for, but not limited to, present value of lease liabilities and right-of-use assets, contingencies, impairment of crypto assets held, valuation of current and deferred income taxes and impairment assessment for long-lived assets. These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Revenue Recognition

Revenue Recognition

The Company derives its recurring revenues primarily from three sources: (i) sale of crypto assets at Bitcoin ATMs (both Athena ATMs and White-label ATMs such as those in El Salvador), (ii) customized investor trading services for the sale or purchase of crypto assets through the Company’s Athena Plus desk (referred to as “over-the-counter” or “OTC”), and (iii) Athena Pay which is a payment processor application (“app”); that allows retailers to create QR codes with the specific amount to be charged to customers in Bitcoin. The Company also generates revenue from ancillary items, such as sale of intellectual property and maintenance of software.

Under FASB ASC 606, Revenue from Contracts with Customers, (“FASB ASC 606”) the Company recognizes revenue at the point of sale or over time of the service period for these products or services to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. Pursuant to FASB ASC 606, the Company recognizes revenue by applying the following steps:

•	Identification of the contract, or contracts, with a customer.
•	Identification of the performance obligations in the contract.
•	Determination of the transaction price.
•	Allocation of the transaction price to the performance obligations in the contract.
•	Recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company recognizes revenue when the performance obligations identified under the terms of contracts with its customers are satisfied.

Judgment is required in determining whether we are the principal or the agent in transactions between customers. We evaluate the presentation of revenue on a gross or net basis based primarily on inventory risk (are we at risk for potential fluctuations of the crypto asset price) and whether we control the crypto asset provided before it is transferred to the customer or whether we act as an agent by arranging for others to provide the crypto asset to the customer. The Company determined it acts as the principal in each of its revenue streams. The Company enters into contracts that may include multiple performance obligations. The Company identifies the promises in the contract and assigns them to their appropriate performance obligation. These performance obligations may be part of a different revenue source and are listed separately below.

Athena ATM & White-label Service

Athena ATM

The Company requires all users of Athena ATMs to agree to the ATM Terms of Service which stipulate the terms and conditions of the transaction. The user, by inserting sovereign currency (known as fiat) and confirming that they agree to the transaction, is agreeing to the contract that governs the transaction.

The Company has a single performance obligation to provide a specific quantity of a Bitcoin to the customer’s crypto wallet in exchange for fiat. The Company utilizes a mark-up for crypto assets sold to the customer. Athena ATMs permit customers to purchase as little as one US dollar of Bitcoin, and it records the gross cash received from the customer as the transaction price.

Revenue is recognized at the point in time when the Bitcoin is delivered to the customer’s crypto wallet. Delivery to the customer’s crypto wallet is governed by the Bitcoin’s blockchain and typically occurs in less than an hour from when the Bitcoin is purchased.

White-label Service

In this revenue stream, “client” refers to the entity contracting with the Company while “customer” refers to the person using the White-label ATM. The Company entered into multiple contracts that govern the white-label service for ATMs located in El Salvador and in the United States. The contracts permit the clients to terminate the contract at any point or to adjust the number of ATMs that are in use without a substantive penalty.

The Company operates White-label ATMs on behalf of the clients and the installation of the ATMs is performed by a third-party which is chosen by the White-label ATM client.

The operations, on behalf of the White-label client, include cash logistics services, and testing the ATMs. The Company charges a fixed fee each month for operating the ATMs.

The Company leases Company-owned ATMs to its clients. The Company elected the expedient in FASB ASC 842, Leases (“ASC 842”), which permits combining the lease and non-lease components together if the lease component has the same timing and pattern of transfer as the non-lease component and the lease component is an operating lease. Both of these conditions are met (for a more detailed discussion see Leases within NOTE 1, below).

The Company is considered the principal, as it controls any third-party good or service before it is transferred to the client.

For operating the White-label ATM, revenue is recognized straight line over the requisite service period.

Athena Plus (Over-The-Counter or OTC)

The Company requires all users of Athena Plus (a.k.a. “Over-The-Counter” or “OTC”) to agree to the Athena Plus Terms of Service. The Athena Plus Terms of Service stipulate the terms and conditions of the transaction. The user, by wiring fiat to the Company’s bank account, is agreeing to the contract that governs the transaction.

The Company provides a specific quantity of Bitcoin to the customer’s crypto wallet. The Company utilizes a mark-up for crypto assets sold to the customer. The minimum transaction is $10 thousand (or equivalent value of local currency). The Company records the gross cash received from the customer as the transaction price for the transaction.

Revenue is recognized at the point in time when the Bitcoin is delivered to the customer’s crypto wallet. Delivery to the customer’s crypto wallet is governed by the Bitcoin’s blockchain and typically occurs in less than an hour from when the Bitcoin is purchased.

Athena Pay

The Company requires all retailers who are using Athena Pay to execute the Athena Pay contract which stipulates the terms and conditions of the transactions. As a payment processor, the Company recognizes a processing fee of approximately 2.5% (average) of the transaction amount, when the transaction occurs (i.e., when the retailer generates the QR code with the specific amount to be charged to the customers in Bitcoin and the transaction is completed).

Revenue is recognized at the point in time when the Bitcoin is delivered to the retailer’s crypto wallet. Delivery to the retailer’s crypto wallet is governed by the Bitcoin’s blockchain and typically occurs in less than an hour from when the transaction is completed.

Revenue Recognition

The Company derives its recurring revenues primarily from three sources: (i) sale of crypto assets at Bitcoin ATMs (both Athena ATMs and White-label ATMs such as those in El Salvador), (ii) customized investor trading services for the sale or purchase of crypto assets through the Company’s Athena Plus desk (referred to as “over-the-counter” or “OTC”) and (iii) Athena Pay which is a payment processor application (“app”); that allows retailers to create QR codes with the specific amount to be charged to customers in Bitcoin. The Company also generates revenue from ancillary items, such as sale of intellectual property and maintenance of software.

Under FASB ASC 606, Revenue Recognition, (“FASB ASC 606”) the Company recognizes revenue at the point of sale or over time of the service period for these products or services to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. Pursuant to FASB ASC 606, the Company recognizes revenue by applying the following steps:

☐	Identification of the contract, or contracts, with a customer

☐	Identification of the performance obligations in the contract

☐	Determination of the transaction price

☐	Allocation of the transaction price to the performance obligations in the contract

☐	Recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company recognizes revenue when performance obligations identified under the terms of contracts with its customers are satisfied.

Judgment is required in determining whether we are the principal or the agent in transactions between customers. We evaluate the presentation of revenue on a gross or net basis based primarily on inventory risk (are we at risk for potentially fluctuations of the crypto asset price) and whether we control the crypto asset provided before it is transferred to the customer or whether we act as an agent by arranging for others to provide the crypto asset to the customer. The Company determined it acts as the principal in each of its revenue streams. The Company enters into contracts that may include multiple performance obligations. The Company identifies the promises in the contract and assigns them to their appropriate performance obligation. These performance obligations may be part of a different revenue source and are listed separately below.

Athena ATM & White-label Service

Athena ATM

The Company requires all users of the Athena ATM to agree to ATM Terms of Service which stipulate the terms and conditions of the transaction. The user, by inserting sovereign currency (known as fiat) and confirming that they agree to the transaction, is agreeing to the contract that governs the transaction.

The Company has a single performance obligation to provide a specific quantity of a Bitcoin to the customer’s crypto wallet in exchange for fiat. The Company utilizes a mark-up for crypto assets sold to the customer. Athena ATMs permit customers to purchase as little as one US dollar of Bitcoin, and it records the gross cash received from the customer as the transaction price.

Revenue is recognized at the point in time when the Bitcoin is delivered to the customer’s crypto wallet. Delivery to the customer’s crypto wallet is governed by the Bitcoin’s blockchain and typically occurs in less than an hour from when the Bitcoin is purchased.

White-label Service

In this revenue stream, “client” refers to the entity contracting with the Company while “customer” refers to the person using the White-label ATM. The Company entered into multiple contracts that govern the white-label service for ATMs located in El Salvador and in the United States. The contracts permit the clients to terminate the contract at any point or to adjust the number of ATMs that are in use without a substantive penalty.

The Company operates White-label ATMs on behalf of the clients and the installation of the ATMs is performed by a third-party which is chosen by the White-label ATM client.

The operations, on behalf of the White-label client, includes cash logistics services, and testing the ATMs. The Company charges a fixed fee each month for operating the ATMs.

The Company leases Company-owned ATMs to its clients. The Company elected the expedient in FASB ASC 842, Leases (“ASC 842”), which permits combining the lease and non-lease components together if the lease component has the same timing and pattern of transfer as the non-lease component and the lease component is an operating lease. Both of these conditions are met (for a more detailed discussion see Leases within NOTE 1 below.

The Company is considered the principal, as it controls any third-party good or service before it is transferred to the client.

For operating the White-label ATM, revenue is recognized straight line over the requisite service period.

Athena Plus (Over-The-Counter or OTC)

The Company requires all users of Athena Plus (a.k.a. “Over-The-Counter” or “OTC”) to agree to Athena Plus Terms of Service. The Athena Plus Terms of Service stipulate the terms and conditions of the transaction. The user, by wiring fiat to the Company’s bank account, is agreeing to the contract that governs the transaction.

The Company provides a specific quantity of a Bitcoin to the customer’s crypto wallet. The Company utilizes a mark-up for crypto assets sold to the customer. The minimum transaction is $10 (or equivalent value of local currency). The Company records the gross cash received from the customer as the transaction price for the transaction.

Revenue is recognized at the point in time when the Bitcoin is delivered to the customer’s crypto wallet. Delivery to the customer’s crypto wallet is governed by the Bitcoin’s blockchain and typically occurs in less than an hour from when the Bitcoin is purchased.

Athena Pay

The Company requires all retailers who are using Athena Pay to execute the Athena Pay contract which stipulates the terms and conditions of the transactions. As a payment processor, the Company recognizes a processing fee of approximately 2.5% (average) of the transaction amount, when the transaction occurs (i.e., when the retailer generates the QR code with the specific amount to be charged to the customers in Bitcoin and the transaction is completed).

Revenue is recognized at the point in time when the Bitcoin is delivered to the retailer’s crypto wallet. Delivery to the retailer’s crypto wallet is governed by the Bitcoin’s blockchain and typically occurs in less than an hour from when the transaction is completed.

Cost of Revenues

Cost of Revenues

Cost of revenues consists primarily of expenses related to the acquisition of Bitcoin; including the costs to purchase Bitcoin from users of the Company’s ATMs and from third-party exchanges which are assigned on a first-in, first-out basis, and cost of revenues includes the costs of operating the ATMs from which Bitcoin are sold (including the associated rent expense, related incentives, ATM cash losses, software licensing fees for the ATMs, depreciation, insurance, and utilities), crypto asset valuation changes and fees paid to service the ATMs and the transport of cash to the banks.

Cost of Revenues

Cost of revenues consists primarily of expenses related to the acquisition of Bitcoin; including the costs to purchase Bitcoin from users of the Company’s ATMs and from third-party exchanges which are assigned on a first-in, first-out basis, and cost of revenues includes the costs of operating the ATMs from which Bitcoin are sold (including the associated rent expense, related incentives, ATM cash losses, software licensing fees for the ATMs, depreciation, insurance, and utilities), crypto asset impairment and fees paid to service the ATMs and the transport of cash to the banks.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents include cash maintained at various financial institutions, cash in transit, and cash in ATMs owned and leased by the Company.

The Company maintains cash balances at various financial institutions. Accounts at these institutions are secured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per institution. The Company has deposits in excess of the FDIC-insured limit. The Company has not experienced any losses in such accounts and believes that it is not exposed to significant credit risk due to the financial position of the depository institutions, third-party crypto exchanges or investment vehicles in which those deposits are held. The Company has significant cash in ATMs, held on various third-party crypto exchanges and in transit with cash logistic providers. Management evaluates cash in transit based on outstanding cash deposits on cash picked up by the armored truck companies, historical cash deposits and cash that is lost during transit, which is immaterial. The armored truck companies maintain insurance over theft and losses.

Cash in transit consists of cash that is picked up by armored truck companies from the Company’s ATMs but not yet deposited in the Company’s bank accounts. As of March 31, 2025 and December 31, 2024, the Company had cash in transit of $6.6 million and $5.5 million, respectively net of an allowance for cash lost in transit of $1.0 million and $1.2 million. The Company recognized $121 thousand of cash losses for cash in transit for the three months ended March 31, 2024, which are included in other operating expense in the condensed consolidated statements of operations and comprehensive income. For the three months ended March 31, 2025, the Company recognized a reversal of these cash losses for $286 thousand, which are included in other operating expense in the condensed consolidated statements of operations and comprehensive income.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents include cash maintained at various financial institutions, cash in transit, and cash in ATMs owned and leased by the Company.

The Company maintains cash balances at various financial institutions. Accounts at these institutions are secured by the Federal Deposit Insurance Corporation (FDIC) up to $250 per institution. The Company has deposits in excess of the FDIC-insured limit. The Company has not experienced any losses in such accounts and believes that it is not exposed to significant credit risk due to the financial position of the depository institutions, third-party crypto exchanges or investment vehicles in which those deposits are held. The Company has significant cash in ATMs, held on various third-party crypto exchanges and in transit with cash logistic providers. Management evaluates cash in transit based on outstanding cash deposits on cash picked up by the armored truck companies, historical cash deposits and cash that is lost during transit, which is immaterial. The armored truck companies maintain insurance over theft and losses.

Cash in transit consists of cash that is picked up by armored truck companies from the Company’s ATMs but not yet deposited in the Company’s bank accounts. As of December 31, 2024 and 2023, the Company had cash in transit of $5,491 and $6,164, respectively net of an allowance for cash lost in transit of $1,296 and $200. The Company recognized $1,096 and $200 of cash losses for cash in transit which are included in other operating expense in the consolidated statements of operations and comprehensive income for the years ended December 31, 2024 and 2023, respectively.

Restricted Cash Held for Customers	Restricted Cash Held for Customers Restricted cash held for customers consists of money on hand received from customers of the White-label clients for replenishment of ATMs.	Restricted Cash Held for Customers Restricted cash held for customers consists of money on hand received from customers of the White-label clients for replenishment of ATMs.
Accounts Receivable

Accounts Receivable

Accounts receivables are unconditional, uncollateralized customer obligations and are stated at the amount the Company expects to collect. The carrying amount of accounts receivable is reduced by an allowance for credit losses. The Company’s allowance for credit losses represents the estimate of expected credit losses related to accounts receivable. To estimate the allowance for credit losses, the Company leverages information on historical losses, asset-specific risk characteristics, current conditions and reasonable and supportable forecast of future conditions. Account balances are written off against the allowance when the Company deems the amount is uncollectable.

The Company measures collectability of its accounts receivables using the current expected credit loss (“CECL”) method. The measurement of CECL applies to all financial assets measured at amortized cost, including receivables for revenue. The Company recognized no allowance for credit losses as of March 31, 2025 and December 31, 2024, respectively.

Accounts Receivable

Accounts receivables are unconditional, uncollateralized customer obligations and are stated at the amount the Company expects to collect. The carrying amount of accounts receivable is reduced by an allowance for credit losses. The Company’s allowance for credit losses represents the estimate of expected credit losses related to accounts receivable. To estimate the allowance for credit losses, the Company leverages information on historical losses, asset-specific risk characteristics, current conditions and reasonable and supportable forecast of future conditions. Account balances are written off against the allowance when the Company deems the amount is uncollectable.

The Company measures collectability of its accounts receivables using the current expected credit loss (“CECL”) method. The measurement of CECL applies to all financial assets measured at amortized cost, including receivables for revenue. The Company recognized no allowance for credit losses as of December 31, 2024, and 2023, respectively. During the years ended December 31, 2024 and 2023, there was credit loss expense of $798 and $0, respectively.

Software Development Costs

Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application in accordance with guidelines established by FASB ASC 985-20-25 “Costs of Software to Be Sold, Leased, or Marketed”, requiring certain software development costs to be capitalized upon the establishment of technological feasibility. The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors such as anticipated future revenue, estimated economic life, and changes in software and hardware technologies. Amortization of the capitalized software development costs begins when the product is available for general release to customers.

Capitalized software consists of costs related to the design, coding, testing and documentation of software, as well as salaries and compensation costs for employees, fees paid to third-party consultants who are directly involved in development efforts, and costs incurred for upgrades and enhancements to add functionality of the software. Other costs that do not meet the capitalization criteria are expensed as incurred. The criteria for capitalization includes the completion of the preliminary project stage, demonstration of feasibility of the project and the ability to reliably estimate future economic benefits. Capitalized software is subject to periodic impairment tests to ensure that the carrying value of the asset is not overstated. If an impairment is identified, the carrying value of the capitalized software will be reduced to its recoverable amount. Software development is amortized over its estimated useful life of five years.

In accordance with FASB ASC 350-30-65 “Goodwill and Other Intangible Assets”, the Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers important, which could trigger an impairment review include the following:

1.	Significant underperformance compared to historical or projected future operating results;
2.	Significant changes in the manner or use of the acquired assets or the strategy for the overall business; and
3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of an intangible asset may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent to the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

There was no impairment for the three months ended March 31, 2025 and 2024, respectively.

Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application in accordance with guidelines established by FASB ASC 985-20-25 “Costs of Software to Be Sold, Leased, or Marketed”, requiring certain software development costs to be capitalized upon the establishment of technological feasibility. The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors such as anticipated future revenue, estimated economic life, and changes in software and hardware technologies. Amortization of the capitalized software development costs begins when the product is available for general release to customers.

Capitalized software consists of costs related to the design, coding, testing and documentation of software, as well as salaries and compensation costs for employees, fees paid to third-party consultants who are directly involved in development efforts, and costs incurred for upgrades and enhancements to add functionality of the software. Other costs that do not meet the capitalization criteria are expensed as incurred. The criteria for capitalization include the completion of the preliminary project stage, demonstration of feasibility of the project and the ability to reliably estimate future economic benefits. Capitalized software is subject to periodic impairment tests to ensure that the carrying value of the asset is not overstated. If an impairment is identified, the carrying value of the capitalized software will be reduced to its recoverable amount. Software development is amortized over its estimated useful life of five years.

In accordance with FASB ASC 350-30-65 “Goodwill and Other Intangible Assets”, the Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers important, which could trigger an impairment review include the following:

1.	Significant underperformance compared to historical or projected future operating results;
2.	Significant changes in the manner or use of the acquired assets or the strategy for the overall business; and
3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of an intangible asset may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent to the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

For the year ended December 31, 2023, the Company recognized an impairment for its capitalized software cost of $2,383 as discussed in NOTE 6. SOFTWARE DEVELOPMENT. There was no impairment for the year ended December 31, 2024.

Leases

Leases

The Company determines if an arrangement is a lease at inception. The Company determines if an arrangement is a lease, or contains a lease, primarily by determining if the arrangement conveys to the Company the right to control or use an identified asset. The Company classifies its arrangements for ATM retail spaces as operating leases. The Company has classified certain arrangements for ATMs as finance leases. The Company does not have any significant arrangements where it is the lessor.

The Company elected to separate lease and non-lease components for arrangements where the Company is a lessee. The Company determined the relative standalone price of the separate lease components and non-lease components by utilizing observable information to estimate the standalone price of each component. The Company allocated the consideration on a relative standalone price basis to the separate lease components and the non-lease components of the contract.

Leases with an initial lease term of 12 months or less are not recorded on the condensed consolidated balance sheets. Operating lease expense is recognized on a straight-line basis over the lease term.

Operating and finance lease right of use (“ROU”) assets and operating and finance lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The right of use assets is shown net of accumulated periodic amortization. The Company's leases do not contain material residual value guarantees or material restrictive covenants. For purposes of calculating lease obligations, the Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. The discount rate used to measure the Company’s lease obligation is its incremental borrowing rate at lease commencement. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term while finance lease ROU assets are amortized on a straight-line basis and interest expense is recorded over the lease term based on the incremental borrowing rate and the amount of lease liability outstanding during each month.

The operating and finance lease assets also include any initial direct costs and lease payments made prior to lease commencement and excludes lease incentives incurred.

Leases

The Company determines if an arrangement is a lease at inception. The Company determines if an arrangement is a lease, or contains a lease, primarily by determining if the arrangement conveys to the Company the right to control or use an identified asset. The Company classifies its arrangements for ATM retail spaces as operating leases. The Company has classified certain arrangements for ATMs as finance leases. The Company does not have any significant arrangements where it is the lessor.

The Company elected to separate lease and non-lease components for arrangements where the Company is a lessee. The Company determined the relative standalone price of the separate lease components and non-lease components by utilizing observable information to estimate the standalone price of each component. The Company allocated the consideration on a relative standalone price basis to the separate lease components and the non-lease components of the contract.

Leases with an initial lease term of 12 months or less are not recorded on the consolidated balance sheets. Operating lease expense is recognized on a straight-line basis over the lease term.

Operating and finance lease right of use (“ROU”) assets and operating and finance lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The right of use assets is shown net of subsequent amortization. The Company's leases do not contain material residual value guarantees or material restrictive covenants. For purposes of calculating lease obligations, the Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. The discount rate used to measure the Company’s lease obligation is its incremental borrowing rate at lease commencement. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term while finance lease ROU assets are amortized on a straight-line basis and interest expense is recorded over the lease term based on the incremental borrowing rate and the amount of lease liability outstanding during each month.

The operating and finance lease assets also include any initial direct costs and lease payments made prior to lease commencement and excludes lease incentives incurred.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s revenues, other than White-label services discussed below (as well as in Revenue Recognition- Athena ATM & White-label Service-Athena ATM, above), are generated primarily from ATM sales to customers. As the Company collects all amounts from these customers and holds $0 in accounts receivable from its ATM or Athena Plus (Over-the-Counter) customers, there is no credit risk associated with customer concentration for these customers.

The Company has revenues from White-label services in El Salvador and ancillary sales to customers where it provides services on customary credit terms, typically Net 30 or Net 60. As of March 31, 2025 and December 31, 2024, one customer, Chivo, Sociedad Anónima de Capital Variable, represented substantially all of the Company’s total accounts receivable balance.

No single customer is responsible for over 10% of revenue for the three months ended March 31, 2025 and 2024, respectively.

Concentration of Credit Risk

The Company’s revenues, other than White-label services discussed below (as well as in Revenue Recognition Athena ATMs in NOTE 1), are generated primarily from ATM sales to customers. As the Company collects all amounts from these customers and holds $0 in accounts receivable from its ATM or Athena Plus (Over-the-Counter) customers, there is no credit risk associated with customer concentration for these customers.

The Company has revenues from White-label services in El Salvador and ancillary sales to customers where it provides services on customary credit terms, typically Net 30 or Net 60. As of December 31, 2024 and 2023, one customer, Chivo, Sociedad Anónima de Capital Variable, represented substantially all of the Company’s total accounts receivable balance.

No single customer is responsible for over 10% of revenue for the years ended December 31, 2024 and 2023.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Equipment is depreciated over the estimated useful lives of the assets. Repairs and maintenance costs are expensed as incurred.

Following are the estimated useful lives by type:

Description	Estimated Useful Life
Computer equipment	Three years
ATM equipment	Three years
Office equipment	Three to six years

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Equipment is depreciated over the estimated useful lives of the assets. Repairs and maintenance costs are expensed as incurred.

Following are the estimated useful lives by type:

Description	Estimated Useful Life
Computer equipment	Three years
ATM equipment	Three years
Office equipment	Three to Six years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment in accordance with FASB ASC 360 – Property, Plant and Equipment whenever events or changes in circumstances have indicated that an asset may not be recoverable. Management has determined there was no impairment of long-lived assets for the three months ended March 31, 2025 and 2024, respectively.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment in accordance with FASB ASC 360 – Property, Plant and Equipment whenever events or changes in circumstances have indicated that an asset may not be recoverable. Management has determined there was no impairment of long-lived assets as of December 31, 2024, and 2023.

Crypto Assets Held, Net

Crypto Assets Held, Net

The Company’s crypto assets are Bitcoin and Tether (USDt) and they are considered indefinite-lived intangible assets under FASB ASC 350 – Intangibles—Goodwill (“ASC 350”) and are initially measured at cost and are not amortized. As intangible assets, Bitcoin and Tether held are initially recorded at cost. However, on December 13, 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which requires certain cryptocurrencies to be measured at fair value, with changes in fair value recorded in net income in each reporting period. Effective as of January 1, 2025, the Company adopted ASU 2023-08, which requires the Company to measure crypto assets held at fair value. The Company determines the fair value of its Bitcoin in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on CoinMarketCap, which is a level 1 input in the fair value hierarchy.

The Company recognized an unrealized loss on crypto assets held of $46 thousand which is included in Cost of revenues in the condensed consolidated statements of operations and comprehensive income for the three months ended March 31, 2025. No unrealized gain or loss is recognized for the three months ended March 31, 2024 as the ASU was not adopted until January 1, 2025.

For the three months ended March 31, 2024 (prior to the adoption of ASU 2023-08 described above), Bitcoin and Tether were initially recorded at cost and tested for impairment at the end of the month. The Company assigns cost to transactions on a first-in, first-out basis. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the Bitcoin and Tether at the time its fair value is being measured in its principal market. The Company continuously assessed Bitcoin and Tether for impairment. The Company determined that there was a decline in the quoted market price below the carrying cost of their Bitcoin and Tether and for the three months ended March 31, 2024, the Company had impairment charges related to Bitcoin held of $126 thousand which is included in Cost of revenues in the condensed consolidated statements of operations and comprehensive income. No impairment is recognized for the three months ended March 31, 2025 as the ASU was adopted on January 1, 2025.

The Company purchases Bitcoin, which is held in the Company’s hot wallets, on a just-in-time basis to facilitate sales to customers and mitigate exposure to volatility in Bitcoin prices. As of July 19, 2023, the Company only transacts in Bitcoin at its ATMs in exchange for cash, on a predetermined markup at the time of the transaction. However, there may be multiple days between the purchase of the Bitcoin and the sale of the Bitcoin. When Bitcoin is sold to customers, the Company relieves the adjusted cost basis of the crypto asset, net of impairments/unrealized gains and losses, on a first-in, first-out basis within cost of revenue. The related cash flows from purchases and sales of cryptocurrencies are presented as cash flows from operating activities on the condensed consolidated statements of cash flows.

Crypto Assets Held, Net

The Company’s crypto assets are Bitcoin and Tether (USDt) and they are considered indefinite-lived intangible assets under FASB ASC 350 – Intangibles—Goodwill (“ASC 350”) and are initially measured at cost and are not amortized. As intangible assets, Bitcoin and Tether held are initially recorded at cost and tested for impairment at the end of the month. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the Bitcoin and Tether at the time its fair value is being measured in its principal market. The Company continuously assesses Bitcoin and Tether for impairment.

The Company purchases Bitcoin, which is held in the Company’s hot wallets, on a just-in-time basis to facilitate sales to customers and mitigate exposure to volatility in Bitcoin prices. As of July 19, 2023, the Company only transacts in Bitcoin at its ATMs in exchange for cash, on a predetermined markup at the time of the transaction. However, there may be multiple days between the purchase of the Bitcoin and the sale of the Bitcoin. The Company has determined that a decline in the quoted market price below the carrying value at any time during the assessed period is viewed as an impairment indicator because the cryptocurrencies are traded in active markets where there are observable prices. Therefore, the fair value is used to assess whether an impairment loss should be recorded. If the fair value of the cryptocurrency decreases below the initial cost basis or the carrying value during the assessed period, an impairment charge is recognized at that time in cost of revenue in the consolidated statements of operations and comprehensive income. After an impairment loss is recognized, the adjusted carrying amount of the cryptocurrency becomes its new accounting basis and this new cost basis will not be adjusted upward for any subsequent increase in fair value. For purposes of measuring impairment on its cryptocurrencies, the Company determines the fair value of its cryptocurrency on a non-recurring basis in accordance with FASB ASC 820 – Fair Value Measurement (“ASC 820”), based on quoted (unadjusted) prices on active exchanges in the United States that the Company has determined is its principal market (Level 1 inputs). The Company assigns cost to transactions on a first-in, first-out basis. Gains on such assets are not recorded or recognized until their final disposition. For the years ended December 31, 2024 and 2023, the Company had impairment charges related to Bitcoin held of $1,779 and $440, respectively.

When Bitcoin is sold to customers, the Company relieves the adjusted cost basis of the crypto asset, net of impairments, on a first-in, first-out basis within cost of revenue. The related cash flows from purchases and sales of cryptocurrencies are presented as cash flows from operating activities on the consolidated statements of cash flows.

Expenses Paid in Bitcoin

Expenses Paid in Bitcoin

The Company enters into agreements with certain vendors and service providers that provide us with the option to settle their invoices in Bitcoin. The amount due is fixed and is denominated in USD. There are no payment terms that include conversion options, variable settlement features, or alternative settlement provisions contingent upon future events or market price fluctuations that could potentially give rise to embedded derivatives.

The Company considers the guidance in FASB ASC 350, FASB ASC 606, FASB ASC 610, and FASB ASC 845 when it evaluates the derecognition of its Bitcoin paid to vendors in lieu of cash payments. In these transactions, the Company has been invoiced by a vendor and given the option to pay in USD or Bitcoin. The amount of Bitcoin is determined by the market price in accordance with the guidance of FASB ASC 820. The Company records as an expense the USD value of the invoice and then considers the above references to determine the proper way to derecognize the indefinite-lived intangible assets used as payment.

The Company records invoices from vendors in USD and for vendors who elect to be paid in Bitcoin, the Company transfers Bitcoin at market value at the time of transfer in line with ASC 820, Fair Value Measurement. The Company then recognizes as a gain or loss, the difference between the current carrying value of the Bitcoin and its value at the time of transfer to cost of revenues in the condensed consolidated statements of operations and comprehensive income.

The Company had losses related to the derecognition of Bitcoin of $11 thousand and $33 thousand for the three months ended March 31, 2025 and 2024, respectively.

Expenses Paid in Bitcoin

The Company enters into agreements with certain vendors and service providers that provide us with the option to settle their invoices in Bitcoin. The amount due is fixed and is denominated in USD. There are no payment terms that include conversion options, variable settlement features, or alternative settlement provisions contingent upon future events or market price fluctuations that could potentially give rise to embedded derivatives.

The Company considers the guidance in FASB ASC 350, FASB ASC 606, FASB ASC 610, and FASB ASC 845 when it evaluates the derecognition of its Bitcoin paid to vendors in lieu of cash payments. In these transactions, the Company has been invoiced by a vendor and given the option to pay in USD or Bitcoin. The amount of Bitcoin is determined by the market price in accordance with the guidance of FASB ASC 820. The Company records as an expense the USD value of the invoice and then considers the above references to determine the proper way to derecognize the indefinite-lived intangible assets used as payment.

The Company records invoices from vendors in USD and for vendors who elect to be paid in Bitcoin, the Company transfers Bitcoin at market value at the time of transfer in line with ASC 820, Fair Value Measurement. The Company then recognize as a gain or loss, the difference between the current carrying value of the Bitcoin, less impairment and its value at the time of transfer to cost of revenues in the consolidated statements of operations and comprehensive income.

The Company had losses related to the derecognition of Bitcoin of $22 and $14 for the years ended December 31, 2024 and 2023, respectively.

Foreign Currency

Foreign Currency

The functional currency of the Company’s foreign operations is generally the local currency. For these foreign entities, the Company translates their financial statements into U.S. dollars using average exchange rates for the period for income statement amounts and using end-of-period exchange rates for assets and liabilities. The Company records these translation adjustments in accumulated other comprehensive income (loss), a separate component of equity, in the Company’s condensed consolidated balance sheets. The Company has foreign currency translation gain (loss) adjustments of $4 thousand and ($11 thousand) during the three months ended March 31, 2025 and 2024, respectively.

The Company records exchange gains and losses resulting from the conversion of transaction currency to functional currency as a component of other income (expense).

The amount of taxes allocated to translation adjustments was immaterial for the three months ended March 31, 2025 and 2024.

Foreign Currency

The functional currency of the Company’s foreign operations is generally the local currency. For these foreign entities, the Company translates their financial statements into U.S. dollars using average exchange rates for the period for income statement amounts and using end-of-period exchange rates for assets and liabilities. The Company records these translation adjustments in accumulated other comprehensive income (loss), a separate component of equity, in the Company’s consolidated balance sheets. The Company has foreign currency translation gains adjustments of $14 and $35 during the years ended December 31, 2024 and 2023, respectively.

The Company records exchange gains and losses resulting from the conversion of transaction currency to functional currency as a component of other income (expense).

The amount of taxes allocated to translation adjustments was immaterial for the years ended December 31, 2024 and 2023.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

Stock-based compensation expense is recorded as a result of stock options, restricted stock units and restricted stock granted in return for services rendered. The stock-based payment arrangements with employees were accounted for under FASB ASC 718, “Compensation - Stock Compensation”.

The Company accounts for stock-based compensation for all stock-based awards made to employees and directors, including employee stock options and non-vested stock awards, based on the fair values on the dates they are granted. The Company records the fair value of awards expected to vest as compensation expense on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of stock-based awards, including the options expected term, expected volatility of the underlying stock, risk-free rate, and expected dividends. The expected volatility is based on the average historical volatility of certain comparable publicly-traded companies within the Company’s industry. The expected term assumptions are based on the simplified method, due to insufficient historical exercise data and the limited period of time that the Company’s equity securities have been available for issuance. The risk-free interest rates are based on the U.S. Treasury yield in effect at the time of grant. The Company does not expect to pay dividends on common stock in the foreseeable future; therefore, it estimated the dividend yield to be 0%.

For a more detailed discussion of stock-based compensation, see NOTE 10. STOCK-BASED COMPENSATION.

No stock-based compensation was recognized during the three months ended March 31, 2025 and 2024, respectively.

Stock-Based Compensation Expense

Stock-based compensation expense is recorded as a result of stock options, restricted stock units and restricted stock granted in return for services rendered. The stock-based payment arrangements with employees were accounted for under ASU 718, “Compensation - Stock Compensation”.

The Company accounts for stock-based compensation for all stock-based awards made to employees and directors, including employee stock options and non-vested stock awards, based on the fair values on the dates they are granted. The Company records the fair value of awards expected to vest as compensation expense on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of stock-based awards, including the options expected term, expected volatility of the underlying stock, risk-free rate, and expected dividends. The expected volatility is based on the average historical volatility of certain comparable publicly traded companies within the Company’s industry. The expected term assumptions are based on the simplified method, due to insufficient historical exercise data and the limited period of time that the Company’s equity securities have been available for issuance. The risk-free interest rates are based on the U.S. Treasury yield in effect at the time of grant. The Company does not expect to pay dividends on common stock in the foreseeable future; therefore, it estimated the dividend yield to be 0%.

For a more detailed discussion of stock-based compensation, see NOTE 10. STOCK-BASED COMPENSATION.

No stock-based compensation was recognized during the years ended December 31, 2024 and 2023, respectively.

Warrants to Purchase Common Stock

Warrants to Purchase Common Stock

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in the FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and FASB ASC 815, Derivatives and Hedging (“ASC 815”). Management’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period-end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, they are recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, they are recorded at their initial fair value on the date of issuance and subject to remeasurement each balance sheet date with changes in the estimated fair value of the warrants to be recognized as a non-cash gain or loss in the condensed consolidated statements of operations and comprehensive income.

Warrants to Purchase Common Stock

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in the FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and FASB ASC 815, Derivatives and Hedging (“ASC 815”). Management’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period-end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, they are recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, they are recorded at their initial fair value on the date of issuance and subject to remeasurement each balance sheet date with changes in the estimated fair value of the warrants to be recognized as a non-cash gain or loss in the consolidated statements of operations and comprehensive income.

Income Taxes

Income Taxes

Income taxes are accounted for under an asset and liability approach. This process involves calculating the temporary and permanent differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The temporary differences result in deferred tax assets and liabilities, which are recorded on the condensed consolidated balance sheets in accordance with FASB ASC 740, Income Taxes (“ASC 740”), which established financial accounting and reporting standards for the effect of income taxes. The likelihood that its deferred tax assets will be recovered from future taxable income must be assessed and, to the extent that recovery is not likely, a valuation allowance is established. Changes in the valuation allowance in a period are recorded through the income tax provision in the condensed consolidated statements of operations and comprehensive income.

The Company recognizes interest and penalties related to uncertain tax benefits on the income tax expense line in the accompanying consolidated statements of operations and comprehensive income. Accrued interest and penalties are included on the related tax liability line in the condensed consolidated balance sheets.

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an entity’s consolidated financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740-10, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740-10 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. As a result of the implementation of ASC 740-10, the Company does not have a liability for unrecognized income tax benefits.

Income Taxes

Income taxes are accounted for under an asset and liability approach. This process involves calculating the temporary and permanent differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The temporary differences result in deferred tax assets and liabilities, which are recorded on the consolidated balance sheets in accordance with FASB ASC 740, Income Taxes (“ASC 740”), which established financial accounting and reporting standards for the effect of income taxes. The likelihood that its deferred tax assets will be recovered from future taxable income must be assessed and, to the extent that recovery is not likely, a valuation allowance is established. Changes in the valuation allowance in a period are recorded through the income tax provision in the consolidated statements of operations and comprehensive income.

The Company recognizes interest and penalties related to uncertain tax benefits on the income tax expense line in the accompanying consolidated statements of operations and comprehensive income. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheets.

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an entity’s consolidated financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740-10, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740-10 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. As a result of the implementation of ASC 740-10, the Company does not have a liability for unrecognized income tax benefits.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (the “CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a global consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. While the Company does have revenue from multiple products and geographies, no measures of profitability by product or geography are available, so discrete financial information is not available for each such component. As such, the Company has determined that it operates as one operating segment and one reportable segment.

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (the “CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a global consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. While the Company does have revenue from multiple products and geographies, no measures of profitability by product or geography are available, so discrete financial information is not available for each such component. As such, the Company has determined that it operates as one operating segment and one reportable segment.

Earnings per share

Earnings per share

Basic earnings per share are calculated by dividing net income by the number of weighted average common shares outstanding for the applicable period, excluding the shares exercised from the proceeds of the non-recourse loan. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average shares outstanding. Potentially dilutive shares, which are based on the weighted average shares of common stock underlying outstanding stock-based awards, warrants and convertible senior notes using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted net income per share of common stock attributable to common stockholders when their effect is dilutive.

The dilutive effect of outstanding stock options and warrants is reflected in diluted earnings per share by application of the treasury stock method. The dilutive effect of outstanding convertible securities is reflected in diluted earnings per share by application of the if-converted method.

The following is a reconciliation of basic and diluted earnings per common share for the three months ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Basic net earnings per share:
Numerator
Net income (in thousands)	$2,624	$6,046
Denominator
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,952,285	4,094,459,545
Less: Non-recourse loan shares	–	119,139,461
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,952,285	3,975,320,084
Net earnings per share attributable to common stockholders, basic	$0.00064	$0.00152

Diluted net earnings per share:
Numerator
Net income, basic (in thousands)	$2,624	$6,046
Add: Interest expense on convertible debt (in thousands)	60	60
Net income, diluted (in thousands)	$2,684	$6,106
Denominator
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,952,285	3,975,320,084
Non-recourse loan issuance	–	116,665,362
Weighted-average effect of potentially dilutive securities: convertible debt	250,000,000	250,000,000
Unexercised warrants	119,433,330	122,921,536
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, diluted	4,464,385,615	4,464,906,982
Net earnings per share attributable to common stockholders, diluted	$0.00060	$0.00137

There were no anti-dilutive securities for three months ended March 31, 2025 and 2024.

Earnings per share

Basic earnings per share is calculated by dividing net income by the number of weighted average common shares outstanding for the applicable period, excluding the shares exercised from the proceeds of the non-recourse loan. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average shares outstanding. Potentially dilutive shares, which are based on the weighted average shares of common stock underlying outstanding stock-based awards, warrants and convertible senior notes using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted net income per share of common stock attributable to common stockholders when their effect is dilutive.

The dilutive effect of outstanding stock options and warrants is reflected in diluted earnings per share by application of the treasury stock method. The dilutive effect of outstanding convertible securities is reflected in diluted earnings per share by application of the if-converted method.

The following is a reconciliation of basic and diluted earnings per common share for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Basic net earnings per share:
Numerator
Net income	$10,284	$11,196
Denominator
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,816,668	4,094,459,545
Less: Non-recourse loan shares	–	(119,139,461)
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,816,668	3,975,320,084
Net earnings per share attributable to common stockholders, basic	$0.00251	$0.00282

Diluted net earnings per share:
Numerator
Net income, basic	$10,284	$11,196
Add: Interest expense on convertible debt	240	240
Net income, diluted	$10,524	$11,436
Denominator
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,816,668	3,975,320,084
Non-recourse loan issuance	–	115,914,498
Weighted-average effect of potentially dilutive securities: convertible debt	250,000,000	250,000,000
Unexercised warrants	121,626,669	122,439,466
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, diluted	4,466,443,337	4,463,674,048
Net earnings per share attributable to common stockholders, diluted	$0.00236	$0.00256

There were no anti-dilutive securities for years ended December 31, 2024 and 2023.

Recently Adopted and Issued Accounting Pronouncements

Recently Adopted and Issued Accounting Pronouncements

The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, effective December 31, 2024. The adoption did not have a material impact on the condensed consolidated financial statements.

On December 13, 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which requires entities to subsequently measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. For all entities, the ASU’s amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. Effective as of January 1, 2025, the Company adopted ASU 2023-08, which requires the Company to measure crypto assets held at fair value. Upon adoption, there is no material impact on the condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of specific categories in the effective tax rate reconciliation and additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. Adoption of the standard will only impact the income tax disclosures and is not expected to be material to the condensed consolidated financial statements.

Recently Adopted and Issued Accounting Pronouncements

The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, effective December 31, 2024. The adoption did not have a material impact on the consolidated financial statements.

On December 13, 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which requires entities to subsequently measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. For all entities, the ASU’s amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. There is expected to be no material impact on the consolidated financial statements due to the Company’s holding period of crypto assets being typically two days or less.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of specific categories in the effective tax rate reconciliation and additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. Adoption of the standard will only impact the income tax disclosures and is not expected to be material to the consolidated financial statements.

Fair Value of Financial Statements

Fair Value Measurements

ASC 820, Fair Value Measurement, establishes a three-level valuation hierarchy for disclosure of fair value measurements. Under the FASB’s authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods, including the market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1:	Quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.
Level 2:	Observable inputs other than Level 1, including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data. Level 2 also includes derivative contracts whose value is determined using a pricing model with observable market inputs or can be derived principally from or corroborated by observable market data.
Level 3:	Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for nonbinding single-dealer quotes not corroborated by observable market data.

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. A model validation policy governs the use and control of valuation models used to estimate fair value. This policy requires review and approval of models, and periodic re-assessments of models to ensure that they are continuing to perform as designed. The Company performs due diligence procedures over third-party pricing service providers in order to support their use in the valuation process. Where market information is not available to support internal valuations, independent reviews of the valuations are performed, and any material exposures are escalated through a management review process.

While the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. To the extent that the valuation method is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised in determining fair value is greatest for the financial instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

During the three months ended March 31, 2025 and 2024, there were no changes to the Company’s valuation techniques that had, or are expected to have, a material impact on its consolidated balance sheets or consolidated statements of operations and comprehensive income.

The Company did not make any transfers between the levels of the fair value hierarchy during the three months ended March 31, 2025 and 2024.

The carrying amounts for cash equivalents, restricted cash, accounts receivable, accounts payable, other current liabilities, short-term debt, note payable related-party, convertible debt related-party and equipment notes payable approximate fair value.

Fair Value of Financial Statements

ASC 820, Fair Value Measurement, establishes a three-level valuation hierarchy for disclosure of fair value measurements. Under the FASB’s authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods, including the market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1:	Quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.

Level 2:	Observable inputs other than Level 1, including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data. Level 2 also includes derivative contracts whose value is determined using a pricing model with observable market inputs or can be derived principally from or corroborated by observable market data.

Level 3:	Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for nonbinding single-dealer quotes not corroborated by observable market data.

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. A model validation policy governs the use and control of valuation models used to estimate fair value. This policy requires review and approval of models, and periodic re-assessments of models to ensure that they are continuing to perform as designed. The Company performs due diligence procedures over third-party pricing service providers in order to support their use in the valuation process. Where market information is not available to support internal valuations, independent reviews of the valuations are performed, and any material exposures are escalated through a management review process.

While the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. To the extent that the valuation method is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised in determining fair value is greatest for the financial instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

During the years ended December 31, 2024 and 2023, there were no changes to the Company’s valuation techniques that had, or are expected to have, a material impact on its consolidated balance sheets or consolidated statements of operations and comprehensive income.

The Company did not make any transfers between the levels of the fair value hierarchy during the years ended December 31, 2024 and 2023.

The carrying amounts for cash equivalents, restricted cash, accounts receivable, accounts payable, other current liabilities, short-term debt, note payable related-party, convertible debt related-party and equipment notes payable approximate fair value.

Reclassifications

Reclassifications

Certain reclassifications were made to the prior period amounts to conform to the current period presentation. This reclassification had no effect on the reported results of operations.

Reclassifications Certain reclassifications were made to the prior year numbers to conform to the current period presentation.